LONG-TERM INVESTMENTS - Schedule of Investments under equity method (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2019 CNY (¥)
Equity method investments	¥ 31,779	¥ 58,479		¥ 36,588
Equity securities accounted for under alternative measurement	196,296	5,900
Equity securities with readily determinable fair value	153,326	94,552
Total long-term investments	¥ 381,401	¥ 158,931	$ 59,850